August 20, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Morgan Stanley Pathway Funds Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Morgan Stanley Pathway Funds, we are filing, pursuant to the Securities Act of 1933, as amended, Morgan Stanley Pathway Funds’ Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the Large Cap Equity Fund, a series of Morgan Stanley Pathway Funds (the “Trust”), into the Large Cap Equity ETF, a newly created series of the Trust; and (ii) the reorganization of the Small-Mid Cap Equity Fund (together with the Large Cap Equity Fund, the “Target Funds,” and each, a “Target Fund”), a series of the Trust, into the Small-Mid Cap Equity ETF (together with the Large Cap Equity ETF, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of the Trust. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien

John J. O’Brien, Esq.